Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (416)	$ (265)	$ (543)	$ (619)	$ (514)
Reconciliation of net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	170	177	350	369	392
Provision for uncollectibles	3	7	13	12	23
Non-cash interest expense	51	140	183	259	239
Stock-based compensation expense	10	9	20	17	18
Deferred income taxes	26	22	76	20	(221)
Unrealized derivative (gain) loss		(1)	(1)	(6)	(11)
Loss (gain) on extinguishment of debt	220			2	(200)
Goodwill and other asset impairments			8	1	256
Gain on sale of a business	(9)	(2)	(9)
Other		1	(1)	2	2
Changes in assets and liabilities, net of the effects of acquisitions:
(Increase) decrease in receivables	(200)	(270)	(170)	(61)	221
(Increase) decrease in inventories	(200)	(139)	(149)	2	186
(Increase) decrease in other current assets	(2)	(5)	(3)	231	147
(Increase) decrease in other assets	2			1	1
Increase (decrease) in accounts payable and accrued liabilities	17	35	58	312	(481)
Increase (decrease) in other long term liabilities	4	(5)	3	9	11
Net cash provided by (used in) operating activities	(324)	(296)	(165)	551	69
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(52)	(35)	(115)	(49)	(58)
Proceeds from sales of property and equipment	2	4	4	4	8
Payment for acquisition of a business, net of cash acquired	(196)	(21)	(21)		6
Proceeds from sale of a business	464	11	128		3
Purchase of investments		(21)	(23)
Proceeds from sale of investments			21
Other investing activity	(3)
Net cash flows from investing activities	215	(62)	(6)	(45)	(41)
CASH FLOWS FROM FINANCING ACTIVITIES:
Equity contribution				1
Borrowings of long-term debt	2,817
Repayments of long-term debt	(3,288)	(5)	(10)	(40)	(72)
Borrowings on long-term revolver debt	1,004	632	1,053	178	5
Repayments on long-term revolver debt	(372)	(472)	(1,053)	(860)	(196)
Debt issuance and modification fees	(73)			(34)
Net cash flows from financing activities	88	155	(10)	(755)	(263)
Effect of exchange rates on cash and cash equivalents		2		2	3
Increase (decrease) in cash and cash equivalents	(21)	(201)	(181)	(247)	(232)
Cash and cash equivalents at beginning of period	111	292	292	539	771
Cash and cash equivalents at end of period	$ 90	$ 91	$ 111	$ 292	$ 539